The Gabelli U.S. Treasury Money Market Fund, Class A and C Shares | The Gabelli U.S. Treasury Money Market Fund
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide high current income consistent with the preservation of principal and liquidity.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class A or Class C Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees The Gabelli U.S. Treasury Money Market Fund, Class A and C Shares The Gabelli U.S. Treasury Money Market Fund (USD $)	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none
Redemption Fees	5.00	5.00
Exchange Fee	none	none
Account Closeout Fee	5.00	5.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses The Gabelli U.S. Treasury Money Market Fund, Class A and C Shares The Gabelli U.S. Treasury Money Market Fund		Class A Shares	Class C Shares
Management Fees		0.08%	0.08%
Other Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses		0.11%	0.11%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.08%	0.08%
[1]	Gabelli Funds, LLC (the "Manager") has contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding contingent deferred sales loads, interest, acquired fund fees and expenses, taxes, and extraordinary expenses) at no more than 0.08% of the Fund's average daily net assets for Class A and Class C Shares. This arrangement is in effect through January 31, 2015. Thereafter, this arrangement will renew automatically for an additional one-year period, unless the Fund or the Manager provides the other with written notice of termination at least sixty days prior to the expiration of the then current term.

Expense Example
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you pay the maximum contingent deferred sales charge (you had exchanged into the Fund when you were still subject to a deferred sales charge), and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example The Gabelli U.S. Treasury Money Market Fund, Class A and C Shares The Gabelli U.S. Treasury Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	13	37	64	143
Class C Shares	113	37	64	143

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption The Gabelli U.S. Treasury Money Market Fund, Class A and C Shares The Gabelli U.S. Treasury Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	8	32	59	138
Class C Shares	8	32	59	138

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury strips, which have remaining maturities of 397 days or less. Currently, the Fund invests exclusively in such U.S. Treasury obligations.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Within these requirements, the Fund will seek to maintain a net asset value of $1.00 per share. Other requirements pertain to the maturity, liquidity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the dollar-weighted average maturity for all securities contained in the Fund is required to be sixty days or less. In addition, the Fund will limit its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset date) to 120 days.

The investment manager may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity and (ii) redemption requests.
Principal Risks
You May Want to Invest in the Fund if:
  you desire a fund with lower expenses than the average U.S. Treasury money market fund you seek stability of principal more than growth of capital or high current income you seek income free from state and local taxes
  you intend to exchange into other Gabelli sponsored mutual funds
An investment in the Fund is subject to the risk that the Fund’s yield will decline due to falling interest rates. Other factors may affect the market price and yield of the Fund’s securities, including investor demand and domestic and worldwide economic conditions. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

Recently, money market funds have experienced significant pressures from shareholder redemptions and historically low yields on securities they can hold. Therefore, it is possible that a money market fund may no longer be able to value its shares at $1.00.

Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future.
Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing the Fund’s average annual returns for one year, five years, and ten years. For current 7 day yield information on the Fund, call 800-GABELLI (800-422-3554). As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI U.S. TREASURY MONEY MARKET FUND (Total Returns for the Years Ended December 31)

The bar chart above shows the performance of the Class AAA Shares of the Fund (which are offered in a separate prospectus) for the years ended December 31, 2004, through December 31, 2007, and the period from January 1, 2008, through November 13, 2008; and the performance of the Class A Shares for the period from November 14, 2008, through December 31, 2008, and the years ended December 31, 2009, through December 31, 2013. The historical performance of the Class AAA Shares is used for the periods before the inception of the Class A Shares. Sales loads are not reflected in the above chart. If sales loads were reflected, the Class A performance would be less than those shown.
During the periods shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2006), and the lowest return for a quarter was 0.00% (quarter ended June 30, 2012).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns The Gabelli U.S. Treasury Money Market Fund, Class A and C Shares The Gabelli U.S. Treasury Money Market Fund	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares	0.01%	0.07%	1.54%	Nov. 14, 2008
Class C Shares	0.01%	0.07%	1.54%	Nov. 14, 2008

The returns shown for Class A and Class C Shares prior to their actual inception dates are those of the Class AAA Shares of the Fund (which are offered in a separate prospectus). All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.